Warrant derivative - Schedule of Reconciliation of the change in fair value of warrant derivatives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Liabilities	$ 16,909,616
Liabilities	19,732,715	$ 16,909,616
July '22 Warrants | At Fair value | Level 2
Financial risk management
Liabilities	11,862,687	11,726,728
Change in fair value of warrant derivative	10,205,489	135,959
Derecognition of warrant derivative	(22,068,176)
Liabilities		$ 11,862,687
November '25 Warrants | At Fair value | Level 2
Financial risk management
Recognition of warrant derivative	6,310,328
Change in fair value of warrant derivative	8,756,570
Liabilities	$ 15,066,898